Net Income/(Loss) per Share	12 Months Ended
Dec. 31, 2021
NET INCOME/(LOSS) PER SHARE [Abstract]
Net Income/(Loss) per Share
20. NET INCOME/(LOSS) PER SHARE
Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares comprise shares issuable upon the exercise or settlement of share-based awards using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.
Additionally, for purposes of calculating the numerator of diluted net income/(loss) per share, the net income/(loss) attributable to Sohu is calculated as discussed below. The adjustment will not be made if there is an anti-dilutive effect.
Changyou’s Net Income/(Loss) Attributable to Sohu
Prior to the completion of the Changyou Merger on April 17, 2020, Changyou’s net income/(loss) attributable to Sohu was determined using the percentage that the weighted average number of Changyou shares held by Sohu represented of the weighted average number of Changyou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Changyou, which was used for the calculation of basic net income per share. After the completion of the Changyou Merger, Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, so Changyou’s net income/(loss) is wholly attributable to Sohu.
After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, a portion of the share options previously granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger were settled by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $5.40 per Changyou Class A ordinary share minus the per-share
exercise price of $0.01 of such options. None of the remaining share options granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger or that become vested in the future, and none of the share options granted under the Changyou 2019 Share Incentive Plan, will be exercisable, but can only be repurchased by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
In the calculation of Sohu’s diluted net income/(loss) per share, before the Sohu Board’s approval of the Changyou Plans’ Modification, a dilutive effect should be assumed. All of Changyou’s existing unvested restricted share units and share options, and vested restricted share units and share options that have not yet been settled or exercised, are treated as vested and settled by Changyou under the treasury stock method, causing the percentage of the weighted average number of shares held by Sohu in Changyou to decrease. As a result, Changyou’s net income/(loss) attributable to Sohu on a diluted basis decreased accordingly. The effect of this calculation is presented as “incremental dilution from Changyou” in the table below. Assuming an anti-dilutive effect, all of these Changyou restricted share units and share options are excluded from the calculation of Sohu’s diluted net income/(loss) per share. As a result, Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share.
After the Changyou Plans’ Modification, all of Changyou’s previously granted share-based awards were reclassified as obligation-based awards. Accordingly, all of those Changyou awards are excluded from the calculation of Sohu’s diluted net income/(loss) per share. Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share. There have been no dilutive effects resulting from Changyou’s existing unvested share options.
Sogou’s Net Income/(Loss) Attributable to Sohu (Discontinued)
Prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou’s net income/(loss) attributable to Sohu was determined using the percentage that the weighted average number of Sogou shares held by Sohu represented of the weighted average number of Sogou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Sogou, which is used for the calculation of basic net income per share. Sogou’s net income/(loss) attributable to Sohu is reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.

In the calculation of Sohu’s diluted net income/(loss) per share, assuming a dilutive effect, the percentage of Sohu’s shareholding in Sogou was calculated by treating convertible preferred shares issued by Sogou as having been converted at the beginning of the period and unvested Sogou share options where the performance targets had been achieved, as well as vested but unexercised Sogou share options, as having been exercised during the period. The dilutive effect of share-based awards with a performance requirement was not considered before the performance targets were actually met. The effect of this calculation is presented as “incremental dilution from Sogou” in the table below. Assuming an anti-dilutive effect, all of these Sogou shares and share options are excluded from the calculation of Sohu’s diluted income/(loss) per share. As a result, Sogou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share.
As a result of the completion of the Tencent/Sohu Sogou Share Purchase, the Sohu Group no longer has any ownership interest in Sogou, and Sogou is not included in the Sohu Group’s consolidated financial statements.
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2019	2020	2021
Numerator:

Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$(156,722)	$(54,975)	$69,274
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	7,386	(31,137)	858,451
Net income/(loss) attributable to Sohu.com Limited, basic	(149,336)	(86,112)	927,725
Effect of dilutive securities:
Incremental dilution from Changyou	(507)	(392)	0
Incremental dilution from Sogou	(606)	0	(20)
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(157,282)	(55,365)	69,274
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	6,833	(31,139)	858,431

Net income/(loss) attributable to Sohu.com Limited, diluted	$(150,449)	$(86,504)	$927,705

Denominator:
Weighted average basic ordinary shares outstanding	39,249	39,452	39,501
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$39,249	$39,452	$39,501

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(3.99)	$(1.39)	$1.75
Discontinued operations	0.19	(0.79)	21.74

Net income/(loss) per share	(3.80)	(2.18)	23.49

Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(4.01)	$(1.40)	$1.75
Discontinued operations	0.18	(0.79)	21.74

Net income/(loss) per share	(3.83)	(2.19)	23.49